Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000005552
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%	0.98%		1.90%
Without Sales Load [Member] | C000117203
Average Annual Return [Line Items]
Average Annual Return, Percent	7.74%	0.74%		1.65%
Without Sales Load [Member] | C000211685
Average Annual Return [Line Items]
Average Annual Return, Percent	8.04%	1.10%	1.78%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.70%	1.05%		2.30%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.70%	1.05%		2.30%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.70%	1.05%	1.91%
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.53%	1.14%		2.06%
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.53%	1.14%		2.06%
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.53%	1.14%	1.80%